UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-10575

                 ALLIANCE CALIFORNIA MUNICIPAL INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2006

                     Date of reporting period: July 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

Alliance California Municipal Income Fund
Portfolio of Investments
July 31, 2006 (unaudited)

                                                       Principal
                                                         Amount
                                                         (000)     U.S. $ Value
                                                       ---------   ------------
MUNICIPAL OBLIGATIONS - 161.4%
Long-Term Municipal Bonds - 161.4%
California - 144.5%
Assoc Bay Area Gov MFHR
   (Bijou Woods Apts) AMT
      FNMA Ser 01A
      5.30%, 12/01/31                                   $ 2,735    $  2,784,777
Banning Util Auth Wtr & Enterprise Rev
   (Ref & Impt Proj)
      FGIC Ser 05
      5.25%, 11/01/30                                     1,850       1,972,137
Bellflower Redev Agy MFHR
   (Bellflower Terrace) AMT
      FNMA Ser 02A
      5.50%, 6/01/35                                      3,000       3,123,570
California CFD
   (YMCA Metro LA Proj)
      AMBAC Ser 01
      5.25%, 2/01/32                                      6,295       6,615,793
California Dept of Wtr
      Ser 02A
      5.375%, 5/01/22                                     4,000       4,369,520
California Ed Facs Auth Rev
   (Lutheran University)
      Ser 04C
      5.00%, 10/01/24                                     1,250       1,268,325
California Edl Facs Auth Rev
   (University of the Pacific)
      5.00%, 11/01/21                                       260         268,138
California GO
      Ser 02
      5.25%, 4/01/30                                     10,000      10,370,500
      Ser 03
      5.25%, 2/01/24                                      1,500       1,572,360
      Ser 04
      5.30%, 4/01/29                                      1,000       1,051,960
California GO Veterans Housing
      FSA Ser 01
      5.60%, 12/01/32                                     1,205       1,210,892
California GO Veterans Housing AMT
      MBIA Ser 01BZ
      5.375%, 12/01/24                                    4,000       4,090,080
California Health Fac Auth
   (Cottage Hlth Sys)
      MBIA Ser 03B
      5.00%, 11/01/23                                     2,770       2,861,549
California Hgr Ed Fac
   (Univ of The Pacific)
      Ser 02
      5.375%, 11/01/32                                    4,035       4,346,300
California Hlth Fac Fin
   (Sutter Heath)
      Ser 00A
      6.25%, 8/15/35                                      5,000       5,483,200
California Hlth Fac Hosp Rev
   (Lucile Salter Packard Hosp)
      AMBAC Ser 03C
      5.00%, 8/15/22                                      3,295       3,409,402
California Pub Wks Bd Lease Rev
   (Dept of Hlth Svcs-Richmond Lab)
      XLCA Ser 05B
      5.00%, 11/01/30                                     3,500       3,593,590
California Statewide CDA Rev
   (Daughters of Charity Health)
      Ser 05A
      5.25%, 7/01/24                                        775         802,280
California Statewide Ed Fac
   (Bentley School)
      Ser 01
      6.75%, 7/01/32                                      2,500       2,700,550
California Statewide Hosp Rev
   (Kaiser Permanente)
      Ser 02
      5.50%, 11/01/32                                     4,000       4,171,120
Cucamonga Sch Dist
      Ser 02
      5.125%, 6/01/23                                       820         829,159
Fontana Pub Fin Auth
   (No Fontana Redev Proj)
      AMBAC Ser 03A
      5.50%, 9/01/32 (a)                                  4,800       5,096,496
Fontana Spec Tax
   (Cmnty Facs Dist No 22-Sierra Hills)
      Ser 04
      5.85%, 9/01/25                                      2,000       2,109,480
Golden St Tobacco Settlement Bonds
      XLCA Ser 03
      5.50%, 6/01/33                                      5,000       5,481,500
Huntington Park Pub Fin Auth Rev
      FSA Ser 04A
      5.25%, 9/01/17                                      1,000       1,101,510
La Quinta Fin Auth Loc Agy Rev
      AMBAC Ser 04A
      5.25%, 9/01/24                                      3,000       3,186,330
Loma Linda Hosp Rev
   (Loma Linda Univ Med Ctr)
      Ser 05A
      5.00%, 12/01/23                                       500         505,165
Los Angeles Cmty Redev Agy
      Ser 04L
      5.00%, 3/01/18                                      1,000       1,001,070
Los Angeles Cnty MTA
      FGIC Ser 00A
      5.25%, 7/01/30                                      4,700       4,912,534
Los Angeles Dept of Wtr & Pwr Elec Rev
      FGIC Ser 01A
      5.125%, 7/01/41                                    10,000      10,236,900
Los Angeles Spec Tax
   (Grand Central Square) AMT
      AMBAC Ser 02
      5.375%, 12/01/26                                    6,635       6,639,446
Los Angeles Uni Sch Dist
      MBIA Ser 02E
      5.125%, 1/01/27                                    10,000      10,394,500
Mount San Antonio Cmnty Coll
      MBIA Ser 04B
      5.25%, 8/01/24                                      1,510       1,655,368
Murrieta Valley Uni Sch Dist CFD
   (Rancho Mira Mosa)
      Ser 02
      6.375%, 9/01/32                                     1,000       1,053,660
Murrieta Valley Uni Sch Dist CFD ETM
      Ser 02
      6.375%, 9/01/32                                       975       1,020,708
Napa MFHR
   (Vintage at Napa Apts) AMT
      FNMA Ser 01A
      5.20%, 6/15/34                                      4,500       4,698,810
Ohlone Cmnty College Dist
      FSA Ser 05B
      5.00%, 8/01/24                                      1,150       1,202,532
Orange Cnty
   (San Joaquin Hills Transp)
      MBIA Ser 97
      5.25%, 1/15/30                                      5,000       5,109,200
Palo Alto Assess Dist
   (University Ave Area Off Street Parking)
      Ser 02A
      5.875%, 9/02/30                                     8,020       8,182,405
Perris Union High Sch Dist
      FGIC Ser 05A
      5.00%, 9/01/24                                      1,200       1,250,628
Pomona COP
      AMBAC Ser 03
      5.50%, 6/01/34                                      1,640       1,779,318
Port Of Oakland AMT
      FGIC Ser 02L
      5.375%, 11/01/27                                    5,000       5,238,300
Riverside Cnty Pub Fin Auth Tax Alloc Rev
   (Redev Proj)
      XLCA Ser 04
      5.00%, 10/01/23 - 10/01/24                          2,860       2,951,508
Salinas Valley Sld Waste
   (Transfer Station) AMT
      AMBAC Ser 02
      5.25%, 8/01/31                                      3,930       4,041,769
San Diego Uni Sch Dist
   (Election of 1998)
      MBIA Ser 04E-1
      5.00%, 7/01/23 - 7/01/24                            2,000       2,097,120
San Francisco City & Cnty Arpt Rev
   (Int'l Arpt)
      FGIC Ser 03
      5.125%, 5/01/19                                     1,000       1,057,990
San Francisco City & Cnty Arpt Rev
   (Int'l Arpt) AMT
      MBIA Ser 02-28A
      5.125%, 5/01/32                                     2,500       2,564,150
San Francisco City & Cnty Lease Rev
   (San Bruno Jail #3)
      AMBAC Ser 00
      5.25%, 10/01/33                                     5,000       5,212,250
San Ramon Valley Unified School District
      FSA
      5.00%, 8/01/24                                      1,425       1,484,052
Sequoia Uni Sch Dist
      FSA Ser 02
      5.125%, 7/01/31                                     1,770       1,840,340
Temecula Redev Agy
      MBIA Ser 02
      5.25%, 8/01/36                                      6,270       6,512,586
Torrance COP
   (Ref & Pub Imprt Proj)
      AMBAC Ser 05B
      5.00%, 6/01/24                                        665         689,805
Torrance COP
   (Ref & Pub Impt Proj)
      AMBAC Ser 04A
      5.00%, 6/01/24                                      2,275       2,359,858
Yorba Linda Rec Rev
   (Black Gold Golf Course Proj Rev)
      Ser 00
      7.50%, 10/01/30                                     4,500       4,864,275
                                                                   ------------
                                                                    184,426,765
                                                                   ------------
Arizona - 4.1%
Arizona Hlth Fac Auth Hosp Rev
   (Phoenix Childrens Hosp)
      Ser 02A
      6.00%, 2/15/32                                      5,000       5,274,450
                                                                   ------------
Colorado - 0.4%
Murphy Creek Metro Dist No 3
   (Ref & Impt)
      Ser 06
      6.00%, 12/01/26                                       500         522,705
                                                                   ------------
Ohio - 0.4%
Port Auth of Columbiana Cnty SWR
   (Apex Environmental LLC) AMT
      Ser 04A
      7.125%, 8/01/25                                       500         499,455
                                                                   ------------
Puerto Rico - 12.0%
Puerto Rico Comwlth
   (Pub Impt)
      Ser 04A
      5.25%, 7/01/19                                        900         938,394
      Ser 01A
      5.50%, 7/01/19                                        500         538,365
Puerto Rico Comwlth Govt Dev Bank
   (Sr Notes)
      Ser 06B
      5.00%, 12/01/15                                       500         519,230
Puerto Rico Elec Power Auth Rev
      XLCA Ser 02-2
      5.25%, 7/01/31                                      6,000       6,311,820
Puerto Rico Hwy & Trans Auth
      Ser 02D
      5.375%, 7/01/36                                     6,450       6,990,187
                                                                   ------------
                                                                     15,297,996
                                                                   ------------
Total Investments - 161.4%
   (cost $197,396,312)                                              206,021,371
Other assets less liabilities - 2.1%                                  2,638,427
Preferred Stock at redemption value - (63.5)%                       (81,000,000)
                                                                   ------------
Net Assets Applicable to
   Common Shareholders - 100.0% (b)                                $127,659,798
                                                                   ------------

INTEREST RATE SWAP TRANSACTIONS

                                                         Rate Type
                                             -----------------------------
                    Notional                    Payments        Payments       Unrealized
Swap                 Amount    Termination      made by       received by     Appreciation/
Counterparty          (000)        Date      the Portfolio   the Portfolio   (Depreciation)
-----------------   --------   -----------   -------------   -------------   --------------
Merrill Lynch (c)    $2,300      10/21/16          BMA           4.129%          $16,514
Merrill Lynch (d)     3,000      8/9/2026        4.063%            BMA            78,270

(a) Position, or a portion thereof, has been segregated to collateralize interest rate swaps.

(b) Portfolio percentages are calculated based on net assets applicable to common shareholders

(c) Represents a forward interest rate swap whose effective date for the exchange of cash flows is October 23, 2006.

(d) Represents a forward interest rate swap whose effective date for the exchange of cash flows is August 9, 2006.

     Glossary:

     AMBAC      -  American Bond Assurance Corporation
     AMT        -  Alternative Minimum Tax (subject to)
     BMA        -  Bond Market Association
     CDA        -  Community Development Administration
     CFD        -  Community Facilities District
     COP        -  Certificate of Participation
     ETM        -  Escrow to Maturity
     FGIC       -  Financial Guarantee Insurance Company
     FNMA       -  Federal National Mortgage Association
     FSA        -  Financial Security Assurance Inc.
     GO         -  General Obligation
     MBIA       -  Municipal Bond Investors Assurance
     MFHR       -  Multi-Family Housing Revenue
     MTA        -  Metropolitan Transportation Authority
     SWR        -  Solid Waste Revenue
     XLCA       -  XL Capital Assurance Inc.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------------------------------------------------
3(a)(1)       Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

3(a)(2) Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Alliance California Municipal Income Fund, Inc.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: September 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: September 20, 2006


By: /s/ Joseph J. Mantineo
    -------------------------------------
    Joseph J. Mantineo
    Treasurer and Chief Financial Officer

Date: September 20, 2006